Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	$ 49	$ 67	$ 9
Stock-Based Compensation Costs Capitalized	16	20	4
Total Stock-Based Compensation	65	87	13
Net Settlement Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	11	9	6
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	19	15	(6)
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	23	34	$ 9
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	$ (4)	$ 9